OPERATING LEASE RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Leases [Abstract]
SCHEDULE OF OPERATING LEASES OBLIGATIONS

	Fiscal Year 2026	Fiscal Year 2025
Right of Use Asset	$	$
Beginning balance at March 31	812,053	1,221,593
Amortization	(225,373)	(198,275)
Ending balance at September 30	586,680	1,023,318

	2026	2025
Lease Liability	$	$
Beginning balance at March 31	929,116	1,386,486
Repayment and interest accretion, net	(255,103)	(219,283)
Ending balance at September 30	674,013	1,167,203

	2025	2024
Right of Use Asset	$	$
Beginning balance at March 31	1,221,593	1,587,492
New leases	-	-
Amortization	(409,540)	(365,899)
Ending balance at March 31	812,053	1,221,593

	2025	2024
Lease Liability	$	$
Beginning balance at March 31	1,386,486	1,722,095
New leases	-	-
Repayment and interest accretion	(457,370)	(335,609)
Ending balance at March 31	929,116	1,386,486

Current portion of operating lease liability	531,286	457,371
Noncurrent portion of operating lease liability	397,830	929,115

SCHEDULE OF CONTRACTUAL UNDISCOUNTED CASH FLOWS FOR LEASE OBLIGATION

The following table represents the contractual undiscounted cash flows for lease obligations as at September 30, 2025:

Calendar year	$
2025	600,288
2026	565,359
2027	-
Total undiscounted lease liability	1,165,647
Less imputed interest	491,634
Total	674,013

The following table represents the contractual undiscounted cash flows for lease obligations as at March 31, 2025:

Calendar year	$
2025	600,288
2026	565,360
2027 and beyond	-

Total undiscounted lease liability	1,165,648
Less imputed interest	(236,532)
Total	929,116

SCHEDULE OF OPERATING LEASE LIABILITY
	September 30, 2025	March 31, 2025
Lease Liability	$	$
Current portion of operating lease liability	571,706	531,286
Noncurrent portion of operating lease liability	102,307	397,830